Average Annual Total Returns - Class R2 R4 and Class I3 - Transamerica Government Money Market	R2 1 Year	R2 Since Inception	R2 Inception Date	R2 Return After Taxes on Distributions 1 Year	R2 Return After Taxes on Distributions Since Inception	R2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R4 1 Year	R4 Since Inception	R4 Inception Date	I3 1 Year	I3 Since Inception	I3 Inception Date
Total	0.19%	0.88%	Oct. 13, 2017	0.11%	0.52%	0.11%	0.52%	0.45%	1.16%	Oct. 13, 2017	0.45%	1.24%	May 19, 2017